Income Tax - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 22, 2017	Dec. 31, 2016
Valuation allowances		$ 48,418		$ 59,552
Change in deferred tax assets valuation allowance		$ 11,100
Federal statutory tax rate		34.00%	35.00%	34.00%
Decrease related to its deferred tax asset		$ 18,400
Scenario Forecast
Federal statutory tax rate	21.00%
Federal
Net operating loss (NOL) carryforwards		$ 172,700
operating loss (NOL) carryforwards begin to expire		Begin to expire in 2029
Tax credit carryforwards		$ 4,100		$ 2,900
State
Net operating loss (NOL) carryforwards		$ 104,600
operating loss (NOL) carryforwards begin to expire		Beginning in 2029
Tax credit carryforwards		$ 1,200		$ 1,000
Foreign
Net operating loss (NOL) carryforwards		$ 600